Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	12.31.2023	12.31.2022	12.31.2021
Cash and bank accounts	223,298	222,641	231,372
Financial investments with immediate liquidity	5,411,325	2,455,816	3,241,473
	5,634,623	2,678,457	3,472,845